Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

In addition to transactions disclosed in Notes 8, 9, 10 and 19 and 21, the Company had the following related party transactions.

The Company has a month-to-month lease agreement for its office space with RMH Overhead, LLC, a company owned by Rick Havenstrite, the Company's President and a director. The Company recognized rent expense of $17,000 and $12,000 for the years ended December 31, 2020 and 2019, respectively, under this lease. At December 31, 2020 and 2019, amounts due to RMH Overhead, LLC of $3,000 and nil, respectively, are included in accounts payable and accrued expenses on the balance sheet.

The Company compensates directors for their contributions to the management of the Company, with one director receiving $6,000 per month and the other director receiving $5,000 per quarter. At December 31, 2020 and December 31, 2019, $34,000 and nil, respectively, was due to directors. At December 31, 2020 and 2019, $37,697 and nil were due to officers for accrued wages.